17. CAPITAL STOCK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Registered shares of common stock sold under equity line of credit
Registered shares of common stock sold	2,256,677	10,000
Registered shares of common stock sold value	$ 259,000	$ 1,000
Convertible promissory notes
Principal amount of convertible promissory notes, including accrued interest, converted into common stock	372,000	350,000
Accrued interest on convertible promissory notes converted into common stock	12,000	13,000
Restricted shares of common stock issued upon conversion of convertible promissory notes	8,415,515	3,046,480
Reserved shares of common stock.
Reserved shares of common stock	46,166,880
SonOfDirectorMember
Restricted shares of common stock issued in consideration for tradable shares of common stock	190,185
Warrants sold to purchase shares of common stock	10,839,752	1,930,035
Proceeds from sale of restricted shares of common stock and warrants	355,000	525,000
Tradable shares received in consideration for restricted shares issued	185,185
Restricted shares of common stock sold	5,557,375	1,930,035
Frank J. Adipietro
Restricted shares of common stock sold	551,281
Restricted shares of common stock value	35,000
Convertible promissory notes
Principal amount of convertible notes to related parties converted to restricted shares of common stock	50,000	150,000
Accrued interest on convertible promissory notes converted into common stock	7,000	38,000
Restricted shares of common stock issued upon conversion of convertible promissory notes	639,939	1,100,922
Reserved shares of common stock.
Issuance of deferred award of restricted shares of common stock	240,000
Richard W. Evans [Member]
Restricted shares of common stock sold		200,000
Restricted shares of common stock value		50,000
Convertible promissory notes
Principal amount of convertible notes to related parties converted to restricted shares of common stock	120,000	100,000
Accrued interest on promissory notes to related parties converted to restricted shares of common stock		31,000
Restricted shares of common stock issued upon conversion of convertible promissory notes	2,000,000	768,848
Reserved shares of common stock.
Issuance of deferred award of restricted shares of common stock	1,100,000
George J. Coates [Member]
Restricted shares of common stock value	1,674,000	87,000
Convertible promissory notes
Principal amount of convertible promissory notes held by The Coates Trust, including accrued interest, converted into common stock		198,000
Restricted shares of common stock cancelled	18,593,313
Reserved shares of common stock.
Series A Preferred Stock issued under anti-dilution arrangements		8,882
Compensatory stock award of shares of Series A Preferred Stock		50,000
Aggregate additional votes		588,820,000
Series A Preferred Stock awarded under anti-dilution arrangements and compensatory stock award - value		$ 147,000
Restricted shares of common stock awarded under anti-dilution arrangements and grant of stock award	20,275,046
Minimum [Member]
Warrants exercise price	$ 0.045	$ 0.25
Maximum [Member]
Warrants exercise price	$ 0.12	$ 0.35